Goodwill and intangible assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Note 7. Goodwill and intangible assets
Goodwill was $764 million and $762.2 million as of June 30, 2021 and December 31, 2020, respectively. The change in goodwill during the six months ended June 30, 2021 was due to foreign currency translation. The Company has not recorded any goodwill impairment related to the Colocation business since inception.
In addition, the Company has indefinite-lived intangible assets of $0.5 million as of June 30, 2021 and December 31, 2020.

Summarized below are the carrying values for the major classes of amortizing intangible assets as of June 30, 2021 and December 31, 2020 (in millions):

	June 30, 2021			December 31, 2020
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer relationships	$768.0	$(251.3)	$516.7	$768.0	$(221.1)	$546.9
Favorable leasehold interests	58.9	(23.0)	35.9	59.3	(20.4)	38.9
Developed technology	0.3	(0.3)	—	0.3	(0.3)	—

Total intangibles	$827.2	$(274.6)	$552.6	$827.6	$(241.8)	$585.8

The main changes in the carrying amount of each major class of amortizing intangible assets during the six months ended June 30, 2021 and 2020 was amortization and, to a lesser extent, the impact of foreign currency translation.
Amortization expense on intangible assets, excluding the impact of unfavorable leasehold interest amortization, amounted to $33.4 million and $32.9 million, respectively, for the six months ended June 30, 2021 and 2020. Amortization expense for all intangible assets, except favorable leasehold interests, was recorded within depreciation and amortization expense in the condensed consolidated statements of operations. As of June 30, 2021 and December 31, 2020, the Company had $17.3 million and $18.5 million, respectively, of unfavorable leasehold interests included within other liabilities in the accompanying condensed consolidated balance sheets. Favorable leasehold amortization of $3.3 million and $2.7 million, and unfavorable leasehold amortization of $1.1 million and $1.1 million, respectively, was recorded within cost of revenues, excluding depreciation and amortization in the condensed consolidated statements of operations for the six months ended June 30, 2021 and 2020.
The Company estimates annual amortization expense for existing intangible assets subject to amortization is as follows (in millions):

For the years ending December 31:
Remaining 2021	$33.0
2022	65.8
2023	65.8
2024	65.8
2025	65.0
Thereafter	257.2

Total amortization expense	$552.6

Impairment tests
The Company performs annual impairment tests of goodwill on October 1st of each year or whenever an indicator of impairment exists. No impairment charges were recorded during the six months ended June 30, 2021 and 2020.

Note 9. Goodwill and intangible assets
Goodwill was $762.2 million and $759.4 million as of December 31, 2020 and 2019, respectively. The change in goodwill during the years ended December 31, 2020, 2019 and 2018 was due to foreign currency translation. The Company has not recorded any goodwill impairment related to the Colocation business since inception.
In addition, the Company has indefinite-lived intangible assets of $0.5 million as of December 31, 2020.

Summarized below are the carrying values for the major classes of amortizing intangible assets as of December 31, 2020 and 2019 (in millions):

	2020			2019
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer relationships	$768.0	$(221.1)	$546.9	$768.0	$(160.8)	$607.2
Favorable leasehold interests	59.3	(20.4)	38.9	59.7	(15.8)	43.9
Developed technology	0.3	(0.3)	—	0.3	(0.2)	0.1

Total intangibles	$827.6	$(241.8)	$585.8	$828.0	$(176.8)	$651.2

The main changes in the carrying amount of each major class of amortizing intangible assets during the years ended December 31, 2020, 2019 and 2018 was amortization and, to a lesser extent, the impact of foreign currency translation. During the year ended December 31, 2019, the carrying amount of favorable leasehold interests also changed as a result of some lease modifications that required a classification change from operating lease to capital lease treatment.
Amortization expense on intangible assets, excluding the impact of unfavorable leasehold interest amortization, amounted to $65.8 million, $67.7 million and $70.2 million, respectively, for the years ended December 31, 2020, 2019 and 2018. Amortization expense for all intangible assets, except favorable leasehold interests, was recorded within depreciation and amortization expense in the consolidated statements of operations. As of December 31, 2020 and 2019, the Company had $18.5 million and $20.8 million, respectively, of unfavorable leasehold interests included within other liabilities in the accompanying consolidated balance sheets. Favorable leasehold amortization of $5.4 million, $7.3 million and $9.8 million, and unfavorable leasehold amortization of $2.3 million, $3.3 million and $8.1 million, respectively, was recorded within cost of revenues, excluding depreciation and amortization in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018.
The Company estimates annual amortization expense for existing intangible assets subject to amortization is as follows (in millions):

For the years ending:
2021	$65.8
2022	65.8
2023	65.8
2024	65.8
2025	65.0
Thereafter	257.6

Total amortization expense	$585.8

Impairment tests
The Company performs annual impairment tests of goodwill on October 1st of each year or whenever an indicator of impairment exists. No impairment charges were recorded in continuing operations during the years ended December 31, 2020, 2019 and 2018.
During the year ended December 31, 2020, the Company performed a qualitative assessment, which consists of an assessment of whether it is more-likely-than-not
that a reporting unit’s fair value is less than its

carrying amount. During the year ended December 31, 2019, the Company opted for a quantitative assessment. For purposes of the Company’s 2019 quantitative annual impairment test of goodwill, fair value measurements were determined using both the income approach and the market approach. The income approach was based largely on inputs that are not observable to active markets, which would be deemed Level 3 fair value measurements. These inputs include management’s expectations about future revenue growth and profitability, marginal income tax rates by jurisdiction, and the rate at which the cash flows should be discounted in order to determine this fair value estimate. Where a market approach is used, the inputs also include publicly available data about the Company’s competitors’ financial ratios and transactions.
As of December 31, 2020 and 2019, the Company concluded goodwill of the Colocation segment was not impaired as the fair value of the reporting unit exceeded its carrying value, including goodwill.